INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS
In thousands	Unaudited June 30, 2022	December 31, 2021
Technology	$56,874	$62,150
Less: accumulated amortization	(3,091)	(1,018)
Net book value - Technology	53,783	61,132

Intellectual property	9,250	9,250
Less: accumulated amortization	(1,156)	(694)
Net book value - Intellectual property	8,094	8,556

Patents, licenses and software development	2,822	2,822
Less: accumulated amortization	(364)	(139)
Net book value - Patents, licenses and software development	2,458	2,683

Total intangible assets, net	$64,335	$72,371

	December 31, 2021	December 31, 2020
	In thousands
Technology	$62,150	$—
Less: accumulated amortization	(1,018)
Net book value - Technology	61,132

Intellectual property	$9,250	$—
Less: accumulated amortization	(694)
Net book value - Intellectual Property	8,556

Patents, licenses and software development	$2,822	$530
Less: accumulated amortization	(139)
Net book value - Patents, licenses and software development	2,683	530

Total intangible assets, net	$72,371	$530

SCHEDULE OF EXPECTED AMORTIZATION EXPENSES

	Technology	Intellectual Property	Patents, licence, and software development	Total
Remainder of 2022	$2,071	$463	$282	$2,816
2023	4,143	925	564	5,632
2024	4,143	925	564	5,632
2025	4,143	925	564	5,632
2026	4,143	925	200	5,268
Thereafter	36,737	2,618	—	39,355
				64,335

December 31,	Technology	Intellectual Property	Patents, licenses and software development	Total
	In thousands
2022	$4,143	$925	$564	$5,632
2023	4,143	925	564	5,632
2024	4,143	925	564	5,632
2025	4,143	925	564	5,632
2026	4,143	925	564	5,632
Thereafter	40,433	3,778	—	44,211
				$72,371

SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION	The weighted average amortization period remaining as of June 30, 2022 is as follows:
Intellectual property	9.00 years
Technology	14.50 years
Patents, licences and software development	4.50 years